FEDERATED STOCK AND BOND FUND, INC.

                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7000

                                   December 28, 2001


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: Federated Stock and Bond Fund, Inc.(the "Fund")
            Class A Shares
            Class B Shares
            Class C Shares
           1933 Act File No. 2-10415
           1940 Act File No. 811-1

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated December 31, 2001, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 102 on December 27,2001.

     If you have any questions regarding this certification, please contact me at (412) 288-1412.

                                                Very truly yours,



                                                /s/ G. Andrew Bonnewell
                                                G. Andrew Bonnewell
                                                Assistant Secretary